Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

Note 1 - Organization and Description of Business

Organization and Business

Nova LifeStyle, Inc. (“Nova LifeStyle” or the “Company”), formerly known as Stevens Resources, Inc., was incorporated in the State of Nevada on September 9, 2009.

The Company is a U.S. holding company with no material assets other than the ownership interests of its subsidiaries through which it markets, designs and sells furniture worldwide: Nova Furniture Limited domiciled in the British Virgin Islands (“Nova Furniture”), Nova Furniture Ltd. domiciled in Samoa (“Nova Samoa”), Diamond Bar Outdoors, Inc. domiciled in California (“Diamond Bar”), i Design Blockchain Technology, Inc. domiciled in California (“i Design”) and Nova Living (M) SDN. BHD. domiciled in Malaysia (“Nova Malaysia”). The Company had three former subsidiaries Bright Swallow International Group Limited domiciled in Hong Kong (“Bright Swallow” or “BSI”) which was sold in January 2020, Nova Furniture Macao Commercial Offshore Limited domiciled in Macao (“Nova Macao”) which was de-registered and liquidated in January 2021 and Nova Living (HK) Group Limited domiciled in Hong Kong (“Nova HK”) which was de-registered and liquidated in February 2023.

Nova Macao was organized under the laws of Macao on May 20, 2006, and was a wholly owned subsidiary of Nova Furniture. Nova Macao was a trading company, importing, marketing and selling products designed and manufactured by third-party manufacturers for the international market. Diamond Bar was incorporated in California on June 15, 2000. Diamond Bar markets and sells products manufactured by third-party manufacturers under the Diamond Sofa brand to distributors and retailers principally in the U.S. market.

On December 7, 2017, Nova LifeStyle incorporated i Design Blockchain Technology, Inc. (“i Design”) under the laws of the State of California. The purpose of i Design is to build the Company’s own blockchain technology team. This company will focus on the application of blockchain technology in the furniture industry, including encouraging and facilitating interactions among designers and customers, and building a blockchain-powered platform that enables designers to showcase their products, including current and future furniture designs. This company is in the planning stage and has had minimal operations through June 30, 2025.

On December 12, 2019, Nova LifeStyle acquired Nova Malaysia at cost of $1.00 which was incorporated in Malaysia on July 26, 2019. The purpose of this acquisition was to market and sell high-end physiotherapeutic jade mats in Malaysia.

On January 7, 2020, the Company transferred its entire interest in Bright Swallow to Y-Tone (Worldwide) Limited, an unrelated third party, for cash consideration of $2,500,000, pursuant to a formal agreement entered into on January 7, 2020. The Company received the payment on May 11, 2020.

On October 14, 2020, the Macao Trade and Investment Promotion Institute invalidated licenses for offshore companies under an Order of Repeal of Legal Regime of the Offshore Services by Macao Special Administrative Region. Nova Macao then entered into a de-registration process and its business was taken over by Nova HK. Nova Macao completed the de-registration and liquidation process in January 2021.

On November 5, 2020, Nova LifeStyle acquired Nova HK at cost of $1,290 which was incorporated in Hong Kong on November 6, 2019. This company had minimal operations other than to take over the business of Nova Macao. On February 15, 2022, the Company transferred its entire assets and business in Nova HK to Nova Malaysia, a subsidiary of the Company. In February 2023, Nova HK was completed the process of de-registration and liquidation.

The “Company” and “Nova” collectively refer to Nova LifeStyle, the U.S. parent, and its subsidiaries, Nova Furniture, Nova Samoa, Diamond Bar, i Design, Nova HK and Nova Malaysia.

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis and following GAAP in the U.S. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company incurred a net loss of $0.63 million and $2.03 million for the six months ended June 30, 2025 and 2024, respectively; and $0.29 million and $0.56 million for the three months ended June 30, 2025 and 2024, respectively. In additions, The Company incurred an operating cash outflow of $0.23 million and $0.69 million, respectively for the six months ended June 30, 2025 and 2024. The accumulated deficit of the Company was $50.62 million for the six months ended June 30, 2025. Continuation as a going concern is dependent upon the ability of the Company to obtain the necessary financing to meet its obligations and pay its liabilities arising from normal business operations when they come due and ultimately upon its ability to achieve profitable operations. The outcome of these matters cannot be predicted with any certainty at this time and raises substantial doubt that the Company will be able to continue as a going concern.

The Company has faced ongoing losses from operations, and significant cash outflows from cash used in operating activities in past years. The Company lacks assurance regarding its ability to achieve profitability or secure essential financing for its operations. Considering these principal conditions, the Company’s management has determined that it is probable the Company might encounter challenges in meeting its obligations within one year after the issuance of financial statements, primarily due to insufficient cash flow. Therefore, the Company must assess the probability that its plans will effectively alleviate the substantial doubt.

The Company management has the following plans to alleviate the substantial doubt: the Company will participate in four major U.S. furniture fairs every year to seek new customers to increase the Company’s sales. To augment diversified revenue streams, the Company’s subsidiary Nova Malaysia has engaged in the development of an innovative home decoration design IT software systems. The Company plans to raise money from the market to increase cash flow and investment capital.

Note 1 - Organization and Description of Business

Organization and Business

Nova LifeStyle, Inc. (“Nova LifeStyle” or the “Company”), formerly known as Stevens Resources, Inc., was incorporated in the State of Nevada on September 9, 2009.

The Company is a U.S. holding company with no material assets other than the ownership interests of its subsidiaries through which it markets, designs and sells furniture worldwide: Nova Furniture Limited domiciled in the British Virgin Islands (“Nova Furniture”), Nova Furniture Ltd. domiciled in Samoa (“Nova Samoa”), Diamond Bar Outdoors, Inc. domiciled in California (“Diamond Bar”), i Design Blockchain Technology, Inc. domiciled in California (“i Design”) and Nova Living (M) SDN. BHD. domiciled in Malaysia (“Nova Malaysia”). The Company had three former subsidiaries Bright Swallow International Group Limited domiciled in Hong Kong (“Bright Swallow” or “BSI”) which was sold in January 2020, Nova Furniture Macao Commercial Offshore Limited domiciled in Macao (“Nova Macao”) which was de-registered and liquidated in January 2021 and Nova Living (HK) Group Limited domiciled in Hong Kong (“Nova HK”) which was de-registered and liquidated in February 2023.

Nova Macao was organized under the laws of Macao on May 20, 2006, and was a wholly owned subsidiary of Nova Furniture. Nova Macao was a trading company, importing, marketing and selling products designed and manufactured by third-party manufacturers for the international market. Diamond Bar was incorporated in California on June 15, 2000. Diamond Bar markets and sells products manufactured by third-party manufacturers under the Diamond Sofa brand to distributors and retailers principally in the U.S. market.

On December 7, 2017, Nova LifeStyle incorporated i Design Blockchain Technology, Inc. (“i Design”) under the laws of the State of California. The purpose of i Design is to build the Company’s own blockchain technology team. This company will focus on the application of blockchain technology in the furniture industry, including encouraging and facilitating interactions among designers and customers, and building a blockchain-powered platform that enables designers to showcase their products, including current and future furniture designs. This company is in the planning stage and has had minimal operations through December 31, 2024.

On December 12, 2019, Nova LifeStyle acquired Nova Malaysia at cost of $1.00 which was incorporated in Malaysia on July 26, 2019. The purpose of this acquisition was to market and sell high-end physiotherapeutic jade mats in Malaysia.

On January 7, 2020, the Company transferred its entire interest in Bright Swallow to Y-Tone (Worldwide) Limited, an unrelated third party, for cash consideration of $2,500,000, pursuant to a formal agreement entered into on January 7, 2020. The Company received the payment on May 11, 2020.

On October 14, 2020, the Macao Trade and Investment Promotion Institute invalidated licenses for offshore companies under an Order of Repeal of Legal Regime of the Offshore Services by Macao Special Administrative Region. Nova Macao then entered into a de-registration process and its business was taken over by Nova HK. Nova Macao completed the de-registration and liquidation process in January 2021.

On November 5, 2020, Nova LifeStyle acquired Nova HK at cost of $1,290 which was incorporated in Hong Kong on November 6, 2019. This company had minimal operations other than to take over the business of Nova Macao. On February 15, 2022, the Company transferred its entire assets and business in Nova HK to Nova Malaysia, a subsidiary of the Company. In February 2023, Nova HK was completed the process of de-registration and liquidation.

The “Company” and “Nova” collectively refer to Nova LifeStyle, the U.S. parent, and its subsidiaries, Nova Furniture, Nova Samoa, Diamond Bar, i Design, Nova HK and Nova Malaysia.

Going Concern

The accompanying audited consolidated financial statements have been prepared on a going concern basis and following GAAP in the U.S. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company incurred a net loss and operating cash outflow of $5.56 million and $1.39 million, respectively for the years ended December 31, 2024. The accumulated deficit of the Company was $49.99 million for the year ended December 31, 2024. Continuation as a going concern is dependent upon the ability of the Company to obtain the necessary financing to meet its obligations and pay its liabilities arising from normal business operations when they come due and ultimately upon its ability to achieve profitable operations. The outcome of these matters cannot be predicted with any certainty at this time and raises substantial doubt that the Company will be able to continue as a going concern.

The Company has faced ongoing losses from operations, and significant cash outflows from cash used in operating activities in past years. The Company lacks assurance regarding its ability to achieve profitability or secure essential financing for its operations. Considering these principal conditions, the Company’s management has determined that it is probable the Company might encounter challenges in meeting its obligations within one year after the issuance of financial statements, primarily due to insufficient cash flow. Therefore, the Company must assess the probability that its plans will effectively alleviate the substantial doubt.

The Company management has the following plans to alleviate the substantial doubt: the Company will participate in four major U.S. furniture fairs every year to seek new customers to increase the Company’s sales. To augment diversified revenue streams, the Company’s subsidiary Nova Malaysia has engaged in the development of an innovative home decoration design IT software systems. The Company plans to raise money from the market to increase cash flow and investment capital in addition to the private placement during the next year.